Cover	Jul. 18, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Jul. 18, 2022
Entity File Number	000-55191
Entity Registrant Name	BRAZIL MINERALS, INC.
Entity Central Index Key	0001540684
Entity Tax Identification Number	39-2078861
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	433 North Camden Drive
Entity Address, Address Line Two	Suite 810
Entity Address, City or Town	Beverly Hills
Entity Address, Country	CA
Entity Address, Postal Zip Code	90210
City Area Code	(833)
Local Phone Number	661-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable